Note Payable - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		91 Months Ended	97 Months Ended
	Feb. 04, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Mar. 31, 2014	Apr. 19, 2013
Note Payable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		0		0		0.27		0.27	0	0.75
Class Of Warrant Or Right Expiration Date						Sep. 30, 2023
Notes Payable, Total		$ 944,707		$ 944,707		$ 944,707		$ 944,707	$ 944,707
Adjustments to Additional Paid in Capital, Warrant Issued				55,293		55,293
Fair Value Assumptions, Expected Dividend Rate	0.00%			0.00%
Interest Expense, Total		27,765	45,804	55,530	88,212	108,879	156,865	588,597	644,125
Warrant
Note Payable [Line Items]
Fair Value Assumptions, Risk Free Interest Rate				2.64%		2.64%
Fair Value Assumptions, Expected Dividend Rate				0.00%		0.00%
Fair Value Assumptions, Expected Term				10 years		10 years
Fair Value Assumptions, Expected Volatility Rate				114.00%		114.00%
Massachusetts Life Sciences Center
Note Payable [Line Items]
Subordinated Debt						$ 1,000,000		$ 1,000,000
Debt Instrument, Payment Terms						The loan bears interest at a rate of 10% per annum, and will become fully due and payable on the earlier of (i) September 30, 2018, (ii) the occurrence of an event of default under the MLSC Loan Agreement, as defined, or (iii) the completion of a sale of substantially all of our assets, a change-of-control transaction or one or more financing transactions in which we receive net proceeds of $5,000,000 or more in a 12-month period.
Warrants Issued To Purchase Of Common Stock						145,985		145,985
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.27		0.27
Class Of Warrant Or Right Expiration Date						Sep. 30, 2023